UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		650 Fifth Avenue
			New York, NY 10019
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Paulson
Title:  President
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
John Paulson		New York, NY		February 12, 2004

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		34
Form 13F Information Table Value Total:		$1,108,324

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Corp                     COMMON     001957505       334   16475 SH        SOLE           16475
Alcan Inc                     COMMON     013716105     57125 1216711 SH      DEFINED   01   1216711
Allegiant Bancorp Inc         COMMON     017476102     37868 1350000 SH      DEFINED   01   1350000
Andrew Corp                   COMMON     034425108      2631  228617 SH        SOLE          228617
Atlantic Coast Airlines       COMMON     048396105     40590 4100000 SH      DEFINED   01   4100000
Biogen Idec Inc               COMMON     09062X103    126251 3432593 SH      DEFINED   01   3432593
Boise Cascade Corp            COMMON     097383103      3642  110834 SH        SOLE          110834
Cardinal Health Inc           COMMON     14149Y108     11607  189774 SH        SOLE          189774
Career Education Corp         COMMON     141665109      2916   72770 SH        SOLE           72770
Celanese AG                    ORD       D1497A101      2848   70000 SH      DEFINED   01     70000
CIMA Labs Inc                 COMMON     171796105     11417  350000 SH      DEFINED   01    350000
Concerto Software Inc         COMMON     20602T106      5990  500000 SH      DEFINED   01    500000
Concord EFS Inc               COMMON     206197105    112339 7570000 SH      DEFINED   01   7570000
Devon Energy Corp             COMMON     25179M103      5208   90945 SH        SOLE           90945
Dial Corp                     COMMON     25247D101      2847  100000 SH      DEFINED   01    100000
EMC Corp                      COMMON     268648102     34096 2639014 SH      DEFINED   01   2639014
Enzon Pharmaceuticals Inc     COMMON     293904108     10320  860000 SH      DEFINED   01    860000
FleetBoston Finl Corp         COMMON     339030108    168271 3855000 SH      DEFINED   01   3855000
Genesis Microchip Inc         COMMON     37184C103      4330  240000 SH      DEFINED   01    240000
GlobespanVirata Inc           COMMON     37957V106     7997913601800 SH      DEFINED   01  13601800
HSBC Hldgs PLC               SPON ADR    404280406       734    9315 SH        SOLE            9315
Hancock John Finl Svcs        COMMON     41014S106    106755 2846800 SH      DEFINED   01   2846800
InterActiveCorp               COMMON     45840Q101       517   15227 SH        SOLE           15227
Networks Assocs Inc           COMMON     640938106      1493   99262 SH        SOLE           99262
New Focus Inc                 COMMON     644383101      1474  293587 SH      DEFINED   01    293587
Northrop Grumman Corp         COMMON     666807102      2482   25958 SH        SOLE           25958
Price Communications Corp     COMMON     741437305     21405 1559000 SH      DEFINED   01   1559000
Republic Bancshares Inc       COMMON     759929102     20456  650020 SH      DEFINED   01    650020
Sicor Inc                     COMMON     825846108     19992  735000 SH      DEFINED   01    735000
Titan Corp                    COMMON     888266103     88331 4050000 SH      DEFINED   01   4050000
Univision Communications       CL A      914906102       525   13230 SH        SOLE           13230
Wellpoint Health Network      COMMON     94973H108     96990 1000000 SH      DEFINED   01   1000000
Yahoo Inc                     COMMON     984332106     19236  425863 SH        SOLE          425863
Yellow Roadway Corp           COMMON     985577105      7328  202588 SH        SOLE          202588

                                                     1108324